Blue Chip Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.02%
Communication Services - 17.44%
Alphabet, Inc., Class A* 4,070 $ 8,394,457
Alphabet, Inc., Class C* 4,099 8,479,314
AT&T, Inc. 335,955 10,169,358
Comcast Corp., Class A 185,000 10,010,350
Facebook, Inc., Class A* 56,300 16,582,039
Verizon Communications,
Inc. 172,389 10,024,420
Walt Disney Co. (The)* 54,250 10,010,210
73,670,148
Consumer Discretionary - 8.36%
Amazon.com, Inc.* 4,920 15,222,874
Home Depot, Inc. (The) 33,000 10,073,250
McDonald's Corp. 44,700 10,019,058
35,315,182
Consumer Staples - 10.71%
Coca-Cola Co. (The) 190,814 10,057,806
PepsiCo, Inc. 70,975 10,039,414
Procter & Gamble Co.
(The) 111,906 15,155,430
Walmart, Inc. 73,669 10,006,460
45,259,110
Energy - 4.78%
Chevron Corp. 96,645 10,127,430
Exxon Mobil Corp. 179,987 10,048,674
20,176,104
Financials - 13.52%
Bank of America Corp. 259,658 10,046,168
Berkshire Hathaway, Inc.,
Class B* 38,700 9,886,689
Citigroup, Inc. 140,000 10,185,000
JPMorgan Chase & Co. 111,095 16,911,992
Wells Fargo & Co. 258,419 10,096,430
57,126,279
Health Care - 9.58%
Johnson & Johnson 60,862 10,002,670
Merck & Co., Inc. 129,935 10,016,689
Pfizer, Inc. 276,474 10,016,653
UnitedHealth Group, Inc. 26,850 9,990,080
Viatris , Inc.* 33,584 469,168
40,495,260
Industry Company Shares Value
Industrials - 11.51%
3M Co. 53,600 $ 10,327,648
Boeing Co. (The)* 39,450 10,048,704
Carrier Global Corp. 73,510 3,103,592
Otis Worldwide Corp. 35,205 2,409,782
Raytheon Technologies
Corp. 129,260 9,987,920
United Parcel Service, Inc.,
Class B 75,013 12,751,460
48,629,106
Information Technology - 24.12%
Apple, Inc. 125,800 15,366,470
Cisco Systems, Inc. 194,058 10,034,739
Intel Corp. 157,193 10,060,352
International Business
Machines Corp. 74,867 9,976,776
Microsoft Corp. 69,745 16,443,779
Oracle Corp. 143,363 10,059,782
QUALCOMM, Inc. 106,500 14,120,835
Visa, Inc., Class A 74,950 15,869,163
101,931,896
TOTAL COMMON STOCKS - 100.02% 422,603,085
(Cost $169,863,732)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 35
35
TOTAL MONEY MARKET FUND - 0.00% 35
(Cost $35)
TOTAL INVESTMENTS
-
100.02%
$ 422,603,120
(Cost $169,863,767)
Liabilities in Excess of Other Assets - (0.02%) (87,525)
NET ASSETS - 100.00% $ 422,515,595
* Non-income producing security.
^ Rate disclosed as of March 31, 2021.

Blue Chip Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 422,603,085 $ – $ – $ 422,603,085
Money Market
Fund – 35 – 35
TOTAL
$422,603,085 $35 $– $422,603,120
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.